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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          January 23, 2008
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     73

Form 13F Information Table Value Total:     $482,837
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE



                                                             VALUE       SHRS OR      SH/ PUT/INVEST   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT      PRN CALLDISCR    MNGRS  SOLE        SHARENONE
AGILENT TECHNOLOGIES INC       COM               00846U101         6,613      180,000 SH      SOLE                 180,000
AIR PRODS & CHEMS INC          COM               009158106         6,904       70,000 SH      SOLE                  70,000
ALEXANDER & BALDWIN INC        COM               014482103         6,044      117,000 SH      SOLE                 117,000
AMGEN INC                      COM               031162100         6,269      135,000 SH      SOLE                 135,000
AUTODESK INC                   COM               052769106         6,966      140,000 SH      SOLE                 140,000
AVALONBAY CMNTYS INC                             053484101         8,473       90,000 SH      SOLE                  90,000
BANK NEW YORK MELLON CORP      COM               064058100         6,826      140,000 SH      SOLE                 140,000
BEAR STEARNS COS INC           COM               073902108         5,736       65,000 SH      SOLE                  65,000
BHP BILLITON LTD               SPONSORED ADR     088606108        10,506      150,000 SH      SOLE                 150,000
BOSTON PRPERTIES INC           COM               101121101         8,263       90,000 SH      SOLE                  90,000
BP PLC                         SPONSORED ADR     055622104         8,780      120,000 SH      SOLE                 120,000
BRE PROPERTIES INC             CL A              05564E106         7,093      175,000 SH      SOLE                 175,000
CAMECO CORPORATION             COM               13321L108         7,962      200,000 SH      SOLE                 200,000
CBS CORPORATION                CL A NEW          124857103         5,350      200,000 SH      SOLE                 200,000
CELGENE CORP                   COM               151020104         5,869      127,000 SH      SOLE                 127,000
CHEMTURA CORP                  COM               163893100         4,758      610,000 SH      SOLE                 610,000
CHEVRON CORP                   COM NEW           166764100        11,200      120,000 SH      SOLE                 120,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209        11,434      350,000 SH      SOLE                 350,000
CONOCOPHILIPS                  COM               20825C104        10,596      120,000 SH      SOLE                 120,000
COSTCO WHSL CORP               COM NEW           22160K105         7,325      105,000 SH      SOLE                 105,000
DEVON ENERGY CORP              COM NEW           25179M103         8,891      100,000 SH      SOLE                 100,000
DISNEY WALT CO                 COM               254687106         6,617      205,000 SH      SOLE                 205,000
EQUITY ONE INC                 COM               294752100         6,909      300,000 SH      SOLE                 300,000
FEDERAL REALTY INVT TR         SH BEN INT NEW    313747206         8,215      100,000 SH      SOLE                 100,000
FLUOR CORP NEW                 COM NEW           343412102         6,557       45,000 SH      SOLE                  45,000
FOREST OIL CORP                COM               346091705         8,897      175,000 SH      SOLE                 175,000
FORESTAR REAL ESTATE GROUP INC COM               346233109         1,140       48,333 SH      SOLE                  48,333
FREEPORT-MCMORAN COPPER&GOLD   CL B              35671D857        15,366      150,000 SH      SOLE                 150,000
FRONTIER OIL CORP              COM               35914P105        10,957      270,000 SH      SOLE                 270,000
GENENTECH INC                  COM NEW           368710406         6,707      100,000 SH      SOLE                 100,000
GENZYME CORP                   COM               372917104         7,072       95,000 SH      SOLE                  95,000
GILEAD SCIENCES INC            COM               375558103         5,889      128,000 SH      SOLE                 128,000
GUARANTY FINL GROUP INC        COM               40108N106           773       48,333 SH      SOLE                  48,333
HARLEY DAVIDSON INC            COM               412822108         6,306      135,000 SH      SOLE                 135,000
HEWLETT PACKARD CO             COM               428236103         7,572      150,000 SH      SOLE                 150,000
ILLINOIS TOOL WKS INC          COM               452308109         6,157      115,000 SH      SOLE                 115,000
INTEL CORP                     COM               458140100         7,065      265,000 SH      SOLE                 265,000
ISHARES SILVER TRUST           ISHARES           46428Q109         4,409       30,000 SH      SOLE                  30,000
JANUS CAP GROUP INC            COM               47102X105         7,391      225,000 SH      SOLE                 225,000
KANSAS CITY SOUTHERN           COM NEW           485170302         5,836      170,000 SH      SOLE                 170,000
KIMCO REALTY CORP              COM               49446R109         7,280      200,000 SH      SOLE                 200,000
LOCKHEED MARTIN CORP           COM               539830109         6,316       60,000 SH      SOLE                  60,000
MARINER ENERGY INC             COM               56845T305         7,436      325,000 SH      SOLE                 325,000
MATTEL INC                     COM               577081102         5,236      275,000 SH      SOLE                 275,000
MORGAN STANLEY                 COM NEW           617446448         6,108      115,000 SH      SOLE                 115,000
MOSAIC CO                      COM               61945A107         7,736       82,000 SH      SOLE                  82,000
NACCO INDS INC CLASS A         CL A              629579103         3,689       37,000 SH      SOLE                  37,000
NACCO INDS INC CLASS B         CL A              629579202           798        8,000 SH      SOLE                   8,000
NATL SEMICONDUCTOR CORP        COM               637640103         5,660      250,000 SH      SOLE                 250,000
NUCOR CORP                     COM               670346105         6,337      107,000 SH      SOLE                 107,000
PARKER DRILLING CO             COM               701081101         5,210      690,000 SH      SOLE                 690,000
PARKER HANNIFIN CORP           COM               701094104         6,250       83,000 SH      SOLE                  83,000
PATRIOT COAL CORP              COM               70336T104         2,087       50,000 SH      SOLE                  50,000
PEABODY ENERGY CORP            COM               704549104         9,246      150,000 SH      SOLE                 150,000
PENN RL ESTATE INVT            SH BEN INT        709102107         5,936      200,000 SH      SOLE                 200,000
PLAINS EXPL & PRODTN CO        COM               726505100         8,640      160,000 SH      SOLE                 160,000
QUALCOMM INC                   COM               747525103         6,493      165,000 SH      SOLE                 165,000
RYLAND GROUP INC               COM               783764103         6,061      220,000 SH      SOLE                 220,000
SANMINA SCI CORP               COM               800907107         1,765      970,000 SH      SOLE                 970,000
SCHWAB CHARLES CORP            COM NEW           808513105         7,665      300,000 SH      SOLE                 300,000
STATE STR CORP                 COM               857477103         6,902       85,000 SH      SOLE                  85,000
STREETTRACKS GOLD TR           GOLD SHS          863307104         8,246      100,000 SH      SOLE                 100,000
SYMANTEC CORP                  COM               871503108         7,263      450,000 SH      SOLE                 450,000
TEMPLE INLAND INC              COM               879868107         3,023      145,000 SH      SOLE                 145,000
TEXAS PAC LD TR                SUB CTF PROP I T  882610108         4,550      100,000 SH      SOLE                 100,000
UDR INC                        COM               902653104         6,451      325,000 SH      SOLE                 325,000
URSTADT BIDDLE PPTYS INC       COM               917286205         1,163       75,000 SH      SOLE                  75,000
URSTADT BIDDLE PPTYS INC       CL A              917286106         1,137       75,000 SH      SOLE                  75,000
VIACOM INC                     CL A              92553P102         6,377      145,000 SH      SOLE                 145,000
VORNADO RLTY TR                SH BEN INT        929042109         7,036       80,000 SH      SOLE                  80,000
WASHINGTON REAL ESTATE INVT    SH BEN INT        939653101         7,852      250,000 SH      SOLE                 250,000
WEYERHAEUSER CO                COM               962166104         8,849      120,000 SH      SOLE                 120,000
WILLIAMS SONOMA INC            COM               969904101         6,346      245,000 SH      SOLE                 245,000


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